787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

March 29, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Preliminary Proxy Materials for
BlackRock Global SmallCap Fund, Inc. (File No. 811-07171)
BlackRock Value Opportunities Fund, Inc. (File No. 811-02809)
Master Value Opportunities LLC (File No. 811-10095)

Ladies and Gentlemen:

On behalf of each of the funds listed above (the “Funds”), and pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, transmitted herewith are the preliminary proxy materials consisting of a Notice of Joint Special Meeting of Shareholders, a Proxy Statement and a Form of Proxy to be used in connection with the Joint Special Meeting of Shareholders of the Funds to be held on June 23, 2017 (the “Meeting”).

As set forth in more detail in the accompanying proxy materials, the Meeting is being held to approve changes in each Fund’s investment objective and to approve the amendment or elimination of certain of each Fund’s fundamental investment restrictions. It is anticipated that definitive copies of the proxy materials will be mailed to shareholders on or about May 11, 2017.

Please do not hesitate to contact me at (212) 728-8955 if you have comments or if you require additional information regarding the enclosed materials.

Very truly yours,

/s/ Bissie K. Bonner

Bissie K. Bonner

Enclosures

cc:	Benjamin Archibald, Esq., BlackRock Advisors, LLC
Gladys Chang, Esq., BlackRock, Inc.
Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP

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